Inventories (Tables)	9 Months Ended
May 31, 2026
Notes and other explanatory information [abstract]
Schedule of inventory

	May 31, 2026	August 31, 2025
Ore stockpile	$13,348	$9,088
Gold in circuit	1,902	988
Gold doré	688	11
Total precious metals inventories	15,938	10,087
Supplies	6,856	2,931
Total inventories	$22,794	$13,018